Note 12 - Derivatives and Fair Value Disclosures (Details) - Financial Instruments - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Interest Rate Swap Agreements	$ 127,555
Non-current derivative liabilities	681,197	$ 1,873,295
Current derivative liabilities	297,656	583,368
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total derivative assets	127,555
Total derivative liabilitiies	681,197	384,589
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Swap Agreements	127,555
Non-current derivative liabilities	681,197	384,589
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total derivative liabilitiies	297,656	2,072,074
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities		1,488,706
Current derivative liabilities	$ 297,656
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
Derivatives, Fair Value [Line Items]
Current derivative liabilities		$ 583,368